RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of Consolidated Balance Sheets (Details) - Other Operating Segment [Member]	Dec. 31, 2023 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	$ 26,502,858
Class A Ordinary Shares [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares	24,253
Class B Ordinary Shares [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares	2,100
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	26,502,856
Previously Reported [Member] | Class A Ordinary Shares [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares	24,255
Previously Reported [Member] | Class B Ordinary Shares [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares	2,100
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	2
Revision of Prior Period, Adjustment [Member] | Class A Ordinary Shares [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares	(2)
Revision of Prior Period, Adjustment [Member] | Class B Ordinary Shares [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Ordinary Shares	$ 0